UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada			89169-0925
(Address of principal executive offices)			(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is as follows:

The Thirty-Eight Hundred Fund, LLC

Annual Report

November 30, 2008

The Thirty-Eight Hundred Fund, LLC

THE THIRTY-EIGHT HUNDRED FUND, LLC

Management Commentary
November 30, 2008

Dear Shareholders:

The landscape in the U.S. fixed income markets has changed dramatically since the Fund’s registration as an investment company in 2007. The hot spots in the market were in March and September.

In March, we witnessed such significant events as the collapse of Bear Stearns, which was subsequently acquired by J.P. Morgan.

In September, Fannie Mae and Freddie Mac were placed under the conservatorship of the U.S. Government, with the U.S. Treasury taking an equity stake in the companies in order to inject capital and stabilize the entities. That felt like a watershed event at the time, but as September continued, the credit crisis worsened. Lehman Brothers filed for bankruptcy on September 15th, severely testing the market’s “too-big-to-fail” theory. Merrill Lynch fled into the arms of Bank of America, leaving only Morgan Stanley and Goldman Sachs standing as major, independent investment banks. AIG, a triple-A credit, also required U.S. Government assistance. As the credit crisis continued to unfold, the Federal Reserve and the U.S. Treasury, as well as governments around the world, actively intervened in order to mitigate the effects of the crisis. Coordinated rate cuts by central banks as well as government guarantees were the order of the day, as confidence in the banking system continued to erode.

As money market rates spiked and credit spreads widened, the Federal Reserve (“Fed”) and other central banks responded by infusing liquidity into the system. The Fed and the Treasury introduced a number of new programs designed to enhance liquidity for banks, primary dealers, money market funds, and commercial paper issuers. These all had the effect of increasing liquidity in the markets, and rates dropped significantly. The three month Libor rate, which had hovered between 2.50% and 3.00% from February to mid-September, spiked to over 4-3/4% by mid-October. Overnight Libor spiked to as high as 6-7/8% at the end of September. But as the various easing efforts took hold, rates came down. Three month Libor closed November at 2.22%, and overnight Libor fell to below 1-1/4%. As the Federal Reserve continued to inject liquidity into the U.S. economy, Federal funds began to trade well below the official target rate. Although the two rates had been in tandem for many years, new quantitative easing efforts by the Fed pushed the effective rate to 0.50% by the end of November, roughly half of the official 1% target rate. Despite government intervention, term fixed income securities spreads continued to widen.

We have taken advantage of opportunities in the capital markets resulting from credit concerns and market illiquidity for fixed income securities. Principally, we have targeted various asset backed securities (“ABS”) that have traded at attractive prices due to overall market illiquidity. We viewed mortgage backed securities (“MBS”), commercial mortgage backed securities (“CMBS”), and auto lease backed securities (“Auto”) to be the most compelling ABS classes. Early in 2008, we invested heavily in US agency MBS that were trading at historically wide spreads over US Treasuries, and have subsequently divested of some theses positions realizing substantial capital gains. Consistently throughout 2008, we have purchased the most senior tranches of CMBS as this asset class continued to present attractive buying opportunities. Similarly, we have invested in two large Auto transactions as spreads continued to widen. Looking forward, we will continue to focus on ABS opportunities.

As to money market strategy, we initially invested in selected asset-backed commercial paper issues with the maturity of the investments generally coinciding with settlements in longer-term mortgage and asset-backed investments. Yield spreads on these issues were wider than normal due to the overhang of investor apprehension following the initial onset of the credit crisis in August 2007. As rates began to fall, money market mutual funds presented a better alternative to direct investment, as the rates on money funds lagged the market. As always, our focus in the money market arena was on the safety, quality, price stability, and liquidity of the investment.

Regards,

Wells Capital Management

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

November 30, 2008

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY— 31.4%
Federal National Mortgage Association (h)
Pool # 889089, 5.50%, 8/01/36	$17,398,008	$17,707,716
Pool # 870842, 5.50%, 10/01/36	32,679,454	33,250,980
Pool # 903233, 5.50%, 10/01/36	40,723,308	41,435,511
Pool # 898832, 5.50%, 11/01/36	26,521,780	26,985,615
Pool # 256513, 5.50%, 12/01/36	29,331,399	29,844,372
Pool # 922039, 5.50%, 2/01/37	41,194,103	41,905,786
Pool # 916976, 5.50%, 4/01/37	27,340,947	27,813,298
Pool # 256799, 5.50%, 7/01/37 (f)	24,654,926	25,080,873
Pool # 936523, 5.50%, 7/01/37	27,680,783	28,159,006
Pool # 888638, 5.50%, 9/01/37	15,113,860	15,374,972
Pool # 966544, 5.50%, 10/01/37	8,345,706	8,489,890
Pool # 947985, 5.50%, 11/01/37	49,611,848	50,468,959
Pool # 953397, 5.50%, 11/01/37	29,081,139	29,583,555
Pool # 966312, 5.50%, 11/01/37	705,701	717,893
Pool # 954918, 5.50%, 12/01/37	11,874,423	12,079,570
Pool # 956968, 5.50%, 12/01/37	15,132,349	15,393,781
Pool # 959005, 5.50%, 12/01/37	8,883,454	9,036,927
Pool # 960376, 5.50%, 12/01/37	26,539,751	26,998,261
Pool # 960392, 5.50%, 12/01/37	24,135,369	24,552,340
Pool # 965506, 5.50%, 12/01/37	16,258,593	16,539,482
Pool # 966418, 5.50%, 12/01/37	20,955,128	21,317,156
Pool # 966422, 5.50%, 12/01/37	7,718,065	7,851,405
Pool # 967277, 5.50%, 12/01/37	14,091,250	14,334,695
Pool # 933343, 5.50%, 1/01/38	6,017,831	6,121,196
Pool # 953590, 5.50%, 1/01/38	29,412,598	29,920,740
Pool # 954243, 5.50%, 1/01/38	8,431,231	8,576,892
Pool # 956507, 5.50%, 1/01/38	7,600,749	7,731,302
Pool # 956844, 5.50%, 1/01/38	7,001,476	7,121,735
Pool # 956846, 5.50%, 1/01/38	31,784,853	32,330,800
Pool # 956847, 5.50%, 1/01/38	33,788,719	34,369,085
Pool # 960427, 5.50%, 1/01/38	29,929,178	30,446,245
Pool # 960482, 5.50%, 1/01/38	34,690,616	35,289,943
Pool # 960511, 5.50%, 1/01/38	58,717,508	59,731,931
Pool # 960550, 5.50%, 1/01/38	26,419,186	26,875,613
Pool # 960569, 5.50%, 1/01/38	19,989,214	20,334,555
Pool # 960718, 5.50%, 1/01/38	37,567,227	38,216,252
Pool # 960757, 5.50%, 1/01/38	5,921,871	6,024,179
Pool # 961311, 5.50%, 1/01/38	25,262,151	25,696,062
Pool # 961347, 5.50%, 1/01/38	52,465,974	53,367,148
Pool # 965620, 5.50%, 1/01/38	6,663,128	6,778,242
Pool # 966745, 5.50%, 1/01/38	6,395,476	6,505,327
Pool # 966758, 5.50%, 1/01/38	9,343,504	9,503,991
Pool # 966764, 5.50%, 1/01/38	6,537,421	6,649,710
Pool # 967040, 5.50%, 1/01/38	15,669,608	15,938,755
Pool # 967985, 5.50%, 1/01/38	6,650,598	6,764,831
Pool # 961426, 5.50%, 2/01/38	38,088,430	38,746,458
Pool # 961456, 5.50%, 2/01/38	17,491,339	17,791,776
Pool # 961491, 5.50%, 2/01/38	35,558,164	36,168,923
Pool # 961529, 5.50%, 2/01/38	29,611,694	30,120,315
Pool # 961632, 5.50%, 2/01/38	7,449,974	7,577,937
Pool # 961691, 5.50%, 2/01/38	8,536,141	8,682,761
Pool # 966779, 5.50%, 2/01/38	3,618,475	3,680,627
Pool # 968302, 5.50%, 2/01/38	43,325,174	44,069,342
Pool # 968328, 5.50%, 2/01/38	14,505,547	14,756,149
Pool # 969008, 5.50%, 2/01/38 (f)	8,098,796	8,237,904
Pool # 969397, 5.50%, 2/01/38	268,153	272,759
Pool # 969700, 5.50%, 2/01/38	16,354,982	16,637,536
Pool # 972203, 5.50%, 2/01/38	4,950,728	5,035,763
Pool # 972540, 5.50%, 2/01/38	3,368,281	3,426,136
Pool # 257123, 5.50%, 3/01/38	7,613,356	7,744,126
Pool # 933428, 5.50%, 3/01/38	26,173,283	26,622,844
Pool # 933434, 5.50%, 3/01/38	17,708,185	18,014,118
Pool # 933716, 5.50%, 3/01/38	38,030,716	38,687,747
Pool # 933721, 5.50%, 3/01/38	66,610,423	67,754,546
Pool # 953613, 5.50%, 3/01/38	11,714,625	11,915,839
Pool # 956868, 5.50%, 3/01/38	4,637,249	4,716,900
Pool # 962281, 5.50%, 3/01/38 (f)	97,095,273	98,763,014
Pool # 962304, 5.50%, 3/01/38 (f)	63,453,178	64,543,071

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (continued)
Pool # 962344, 5.50%, 3/01/38	$83,096,213	$84,523,501
Pool # 965756, 5.50%, 3/01/38	14,332,434	14,578,613
Pool # 970127, 5.50%, 3/01/38	14,798,230	15,052,410
Pool # 972385, 5.50%, 3/01/38	18,880,707	19,205,008
Pool # 973028, 5.50%, 3/01/38	10,529,026	10,709,876
Pool # 975198, 5.50%, 3/01/38	23,621,572	24,027,304
Pool # 975202, 5.50%, 3/01/38	5,846,027	5,946,440
Pool # 257161, 5.50%, 4/01/38	46,078,575	46,870,036
Pool # 962441, 5.50%, 4/01/38	15,563,533	15,830,857
Pool # 976379, 5.50%, 4/01/38	23,552,260	23,956,801
Pool # 984745, 5.50%, 6/01/38	13,750,392	13,987,948
Pool # 986013, 5.50%, 6/01/38	64,147,638	65,249,459
Pool # 986519, 5.50%, 6/01/38	29,689,458	30,199,415
Pool # 934354, 5.50%, 7/01/38	46,249,945	47,044,350
Pool # 964380, 5.50%, 7/01/38	9,875,603	10,045,230
Pool # 970025, 5.50%, 7/01/38	9,879,605	10,049,301
Pool # 981342, 5.50%, 7/01/38	19,783,091	20,122,892
Pool # 981517, 5.50%, 7/01/38	9,950,868	10,121,788
Pool # 981723, 5.50%, 7/01/38	15,863,257	16,135,730
Pool # 981755, 5.50%, 7/01/38	14,820,229	15,074,787
Pool # 981872, 5.50%, 7/01/38	14,927,741	15,184,145
Pool # 982199, 5.50%, 7/01/38	26,832,198	27,293,077
Pool # 982664, 5.50%, 7/01/38	29,760,269	30,271,442
Pool # 983314, 5.50%, 7/01/38	78,936,628	80,292,470
Pool # 983334, 5.50%, 7/01/38	49,339,363	50,186,832
Pool # 985704, 5.50%, 7/01/38	37,615,898	38,262,001
Pool # 986043, 5.50%, 7/01/38	15,888,547	16,161,454
Pool # 986656, 5.50%, 7/01/38	203,528,986	207,024,869
Pool # 986657, 5.50%, 7/01/38	24,624,697	25,047,660
Pool # 986686, 5.50%, 7/01/38	9,896,257	10,066,238
Pool # 986734, 5.50%, 7/01/38	9,955,029	10,126,020
Pool # 986818, 5.50%, 7/01/38	14,767,869	15,021,527
Pool # 257306, 5.50%, 8/01/38	29,559,170	30,066,889
Pool # 964528, 5.50%, 8/01/38	35,498,222	36,107,952
Total Residential Mortgage-Backed Securities—Agency (Cost $2,561,779,150)		2,663,027,490

RESIDENTIAL MORTGAGE-BACKED SECURITIES— 8.1%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.32%, 4/25/35 (a)	20,013,631	13,758,381
Banc of America Funding Corp.
Series 2004-2, Class 3A11
5.25%, 9/20/34	12,557,365	11,512,922
Series 2006-D, Class 5A1
5.84%, 5/20/36 (a)	30,745,675	19,466,409
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR4, Class 1A1A
5.97%, 3/25/37 (a)	183,789,722	115,468,374
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-1, Class A2
6.00%, 3/25/37	27,303,489	20,934,415
Series 2007-1, Class A4
6.00%, 3/25/37	31,201,988	28,751,521
First Horizon Asset Securities, Inc.
Series 2006-4, Class 1A15
6.00%, 2/25/37	17,793,526	15,362,851
GSR Mortgage Loan Trust
Series 2005-AR7, Class 6A1
5.25%, 11/25/35 (a)	37,186,166	26,299,745
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.86%, 3/25/37 (a)	43,748,426	27,679,970
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	135,522,204	115,305,368
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2006-2, Class 4A
5.79%, 5/25/36 (a)	21,327,396	14,632,773

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series MLCC, 2007-1, Class 4A2
5.72%, 1/25/37 (a)	$10,577,000	$6,586,952
Series MLCC, 2007-1, Class 4A3
5.72%, 1/25/37 (a)	16,250,000	9,005,784
Sequoia Mortgage Trust
Series 2007-1, Class 5A1
6.09%, 10/20/46 (a)	53,660,124	35,514,631
Thornburg Mortgage Securities Trust
Series 2003-3, Class A4
5.10%, 6/25/43 (a)	31,327,713	25,415,030
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR6, Class A1
5.04%, 4/25/35 (a)	51,583,546	35,170,095
Series 2006-11, Class A8
6.00%, 9/25/36	70,104,350	54,133,738
Series 2006-AR4, Class 2A4
5.78%, 4/25/36 (a)	50,000,000	28,066,830
Series 2007-1, Class A4
5.75%, 2/25/37	11,354,314	10,086,929
Series 2007-6, Class A6
6.00%, 5/25/37	89,969,568	46,474,950
Series 2007-7, Class A1
6.00%, 6/25/37	45,233,316	29,048,292
Total Residential Mortgage-Backed Securities (Cost $910,108,037)		688,675,960

COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.5%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.74%, 5/10/45 (a)	27,695,000	19,534,854
Series 2006-2, Class AM
5.77%, 5/10/45 (a)	2,710,000	1,325,895
Series 2006-3, Class A4
5.89%, 7/10/44 (a)	29,675,000	20,810,107
Series 2006-3, Class AM
5.81%, 7/10/44 (a)	2,495,000	1,222,895
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	4,127,314
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	10,574,511
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.72%, 9/11/38 (a)	5,000,000	3,701,469
Series 2006-PW12, Class AJ
5.76%, 9/11/38 (a)	2,600,000	925,391
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	1,568,100
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	1,607,413
Series 2007-PW15, Class A4
5.33%, 2/11/44	36,340,000	24,475,964
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	5,400,511
Series 2007-PW16, Class A4
5.71%, 6/11/40 (a)	103,572,000	71,511,816
Series 2007-PW17, Class A4
5.69%, 6/11/50 (a)	20,000,000	13,585,416
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	5,072,005
Series 2007-T26, Class A4
5.47%, 1/12/45 (a)	54,350,000	36,831,223
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, 12/10/49 (a)	75,000,000	48,702,712
Series 2008-C7, Class A4
6.10%, 12/10/49 (a)	5,222,805	3,479,233
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.36%, 1/15/46 (a)	20,000,000	13,874,532
Series 2006-CD3, Class A5
5.62%, 10/15/48	4,500,000	3,077,510

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup/Deutsche Bank Commercial Mortgage Trust (continued)
Series 2007-CD4, Class A4
5.32%, 12/11/49	$79,668,000	$50,880,582
Series 2007-CD4, Class AMFX
5.37%, 12/11/49 (a)	6,770,500	2,941,327
Series 2007-CD5, Class A4
5.89%, 11/15/44 (a)	4,050,000	2,626,966
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.77%, 6/10/46 (a)	27,000,000	18,993,018
Series 2007-C9, Class A4
5.82%, 12/10/49 (a)	118,891,353	77,651,842
Credit Suisse Commercial Mortgage Trust
Series 2006-C2, Class A3
5.66%, 3/15/39 (a)	2,200,000	1,430,910
Series 2006-C3, Class A3
5.83%, 6/15/38 (a)	12,500,000	8,170,910
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	6,106,699
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	8,014,425
Series 2007-C5, Class A4
5.70%, 9/15/40 (a)	12,782,500	8,195,996
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	1,859,589
Series 2007-C2, Class A3
5.48%, 4/15/47 (a)	163,812,537	103,720,414
Series 2007-C3, Class A4
5.82%, 5/15/46 (a)	157,295,000	101,764,816
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.80%, 8/10/45 (a)	57,000,000	35,332,858
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.91%, 7/10/38 (a)	102,660,000	72,647,400
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	33,653,784
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	16,044,897
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (a)	12,500,000	8,242,401
Series 2006-CB14, Class AJ
5.49%, 12/12/44 (a)	10,000,000	3,594,217
Series 2006-CB17, Class A4
5.43%, 12/12/43	89,377,500	56,525,406
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (a)	10,000,000	3,306,567
Series 2006-LDP7, Class A4
5.88%, 4/15/45 (a)	9,833,000	6,600,474
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	8,809,612
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	29,159,930
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	64,177,341
Series 2007-CB19, Class A4
5.75%, 2/12/49 (a)	14,815,000	9,131,193
Series 2007-CB20, Class A4
5.79%, 2/12/51 (a)	23,000,000	13,972,417
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (a)	16,582,500	7,177,151
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	875,839
Series 2006-C3, Class A4
5.66%, 3/15/39 (a)	7,500,000	5,282,206
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	24,029,644

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust (continued)
Series 2007-C1, Class AM
5.45%, 2/15/40	$11,624,000	$5,088,592
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	11,561,355
Series 2007-C7, Class A3
5.87%, 9/15/45 (a)	128,432,500	83,104,831
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (a)	11,700,000	7,901,423
Series 2006-3, Class AM
5.46%, 7/12/46 (a)	10,000,000	4,610,260
Series 2006-4, Class A3
5.17%, 12/12/49 (a)	51,059,500	30,795,685
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	22,671,122
Series 2007-6, Class A4
5.49%, 3/12/51 (a)	48,160,000	30,746,221
Series 2007-8, Class A3
5.96%, 8/12/49 (a)	92,218,000	60,772,713
Series 2007-9, Class A4
5.70%, 9/12/49	4,700,000	3,010,825
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	1,576,688
Morgan Stanley Capital I
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (a)	16,000,000	11,117,710
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	16,008,661
Series 2006-T21, Class AJ
5.27%, 10/12/52 (a)	4,975,000	1,754,453
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (a)	28,890,000	18,493,379
Series 2007-IQ13, Class A4
5.36%, 3/15/44	70,320,000	44,547,762
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	10,784,253
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (a)	44,375,000	28,724,031
Series 2007-IQ15, Class A4
5.88%, 6/11/49 (a)	14,875,000	9,788,046
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	55,942,089
Series 2007-IQ16, Class AM
6.11%, 12/12/49 (a)	12,750,000	5,694,773
TrizecHahn Office Properties Trust
Series 2001-TZHA, Class A4
6.53%, 5/15/16 (c)	12,800,000	11,863,561
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (a)	20,000,000	8,680,306
Total Commercial Mortgage-Backed Securities (Cost $2,189,961,334)		1,567,568,441

AUTO LEASE BACKED SECURITIES— 24.7%
Ford Credit Auto Lease Trust
5.75%, 9/15/12 (b)(c)(i)	1,496,105,855	1,373,799,201
General Motors Auto Lease Trust
7.74%, 1/31/13 (b)(c)(i)	766,364,778	721,670,384
Total Auto Lease Backed Securities (Cost $2,262,470,633)		2,095,469,585

CREDIT CARD BACKED SECURITIES — 0.2%
Capital One Multi-Asset Execution Trust
Series 2007-A1, Class A1
1.47%, 11/15/19 (a) (Cost $17,957,682)	30,000,000	19,292,925

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
CORPORATE BONDS— 1.4%
AEROSPACE & DEFENSE— 0.1%
L-3 Communications Corp.
7.63%, 6/15/12	$10,000,000	$9,250,000
6.13%, 1/15/14	2,000,000	1,680,000
		10,930,000
BUILDING PRODUCTS— 0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	4,432,335
6.13%, 10/03/16	5,000,000	3,592,620
		8,024,955
COMMERCIAL BANKS— 0.1%
Keycorp.
6.50%, 5/14/13	5,000,000	4,567,975

COMPUTERS & PERIPHERALS— 0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	5,374,250

HOTELS, RESTAURANTS & LEISURE— 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	7,050,310
Yum! Brands, Inc.
6.25%, 3/15/18	15,000,000	12,347,865
		19,398,175
HOUSEHOLD DURABLES— 0.0% (d)
Centex Corp.
7.88%, 2/01/11	3,000,000	2,430,000

MEDIA— 0.1%
Comcast Corp.
5.70%, 5/15/18	5,000,000	4,199,130
Viacom, Inc.
6.25%, 4/30/16	5,000,000	4,145,705
		8,344,835
METALS & MINING— 0.2%
Freeport-McMoRan Copper & Gold, Inc.
7.08%, 4/01/15 (a)	25,000,000	15,000,000

MULTILINE RETAIL— 0.1%
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	6,854,230
JC Penney Corp., Inc.
8.00%, 3/01/10	5,740,000	5,197,019
		12,051,249
OFFICE ELECTRONICS— 0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	5,020,169

OIL, GAS & CONSUMABLE FUELS— 0.0% (d)
Plains All American Pipeline LP
6.50%, 5/01/18	5,000,000	3,844,040

SPECIALTY RETAIL— 0.2%
AutoZone, Inc.
7.13%, 8/01/18	6,000,000	4,942,680
Home Depot, Inc.
5.20%, 3/01/11	5,000,000	4,647,880
5.40%, 3/01/16	6,250,000	4,989,394
		14,579,954
TRANSPORTATION INFRASTRUCTURE— 0.1%
CSX Transportation, Inc.
8.38%, 10/15/14	5,000,000	5,102,100

Total Corporate Bonds (Cost $130,347,801)		114,667,702

REAL ESTATE INVESTMENT TRUSTS— 0.1%
Duke Realty LP
6.25%, 5/15/13	10,000,000	7,275,150
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	4,988,436
Total Real Estate Investment Trusts (Cost $15,239,984)		12,263,586

The accompanying notes are an integral part of these financial statements.

Description	Principal Amount	Value
TERM LOANS— 3.0%
AUTOMOBILES— 0.0% (d)
Oshkosh Truck Corp., Term Loan B, 2.93% - 4.62%, 12/6/13 (a)	$5,858,228	$3,678,129

CHEMICALS— 0.7%
Celanese Holdings, LLC, Dollar Term Loan, 5.55%, 4/02/14 (a)	1,994,937	1,510,452
Celanese Holdings, LLC, Term Loan, Tranche B, 3/30/14 (e)	10,000,000	7,571,430
ISP Chemco, Inc., New Term Loan B, 2.94% - 3.69%, 6/04/14 (a)	8,534,780	6,315,737
ISP Chemco, Inc., Term Loan, Tranche B, 6/04/14 (e)	5,000,000	3,700,000
Nalco Co., Term Loan B, 3.19% - 5.31%, 11/04/10 (a)	12,653,845	11,211,307
Rockwood Specialties Group, Inc., Term Loan E, 3.55%, 7/30/12 (a)	36,203,680	28,993,102
		59,302,028
COMMERCIAL SERVICES & SUPPLIES— 0.3%
Allied Waste North America, Inc., New Term A Credit-Linked Deposit, 3.83%, 3/28/14 (a)	1,858,050	1,785,055
Allied Waste North America, Inc., New Term Loan B, 2.47% - 2.64%, 3/28/14 (a)	2,600,018	2,497,874
Aramark Corp., Letter of Credit, 1.88%, 1/26/14 (a)	716,816	567,719
Aramark Corp., US Term Loan, 5.64%, 1/26/14 (a)	11,283,183	8,936,281
Aramark Corp., Term Loan, 1/26/14 (e)	3,000,000	2,376,000
Cenveo Corp., Delayed Draw Term Loan, 4.95%, 6/21/13 (a)	137,743	88,156
Cenveo Corp., Term Loan C, 4.95%, 6/21/13 (a)	4,824,500	3,087,680
Hertz Corp., Letter of Credit, 3.20%, 12/21/12 (a)	1,375,262	896,976
Hertz Corp., Term Loan B, 3.18% - 4.11%, 12/21/12 (a)	7,567,696	4,935,818
Hertz Corp., Term Loan, Tranche B, 12/21/12 (e)	2,000,000	1,304,444
		26,476,003
DIVERSIFIED FINANCIAL SERVICES— 0.0% (d)
Team Finance LLC, Term Loan, 4.15%-5.21%, 11/23/12 (a)	4,961,735	3,324,362

DIVERSIFIED TELECOMMUNICATION SERVICES— 0.1%
Intelsat Corp., Tranche B-2-A Term Loan, 6.65%, 1/03/14 (a)	3,111,418	2,387,043
Intelsat Corp., Tranche B-2-B Term Loan, 6.65%, 1/03/14 (a)	3,110,478	2,386,321
Intelsat Corp., Tranche B-2-C Term Loan, 6.65%, 1/03/14 (a)	3,110,478	2,386,321
Intelsat Corp., Tranche BB, 1/03/14 (e)	3,610,505	2,768,055
Windstream Corp., Term Loan B-1, 6.05%, 7/17/13 (a)	3,000,000	2,484,999
		12,412,739
ELECTRIC UTILITIES— 0.2%
Texas Competitive Electric Holdings Co., LLC, Term Loan, Tranche B3, 10/10/14 (e)	20,000,000	13,495,000

ENERGY EQUIPMENT & SERVICES— 0.1%
Covanta Energy Corp., 1st Lien, Credit-Linked Deposit, 3.95%, 2/09/14 (a)	999,740	806,457
Covanta Energy Corp., 1st Lien, Term Loan, 3.75% - 5.31%, 2/09/14 (a)	2,000,260	1,613,544
Covanta Energy Corp., Term Loan, 2/09/14 (e)	5,000,000	4,033,335
		6,453,336
FOOD & STAPLES RETAILING— 0.5%
Wm. Wrigley Jr. Co., Term Loan B, 7.75%, 10/06/14 (a)	45,000,000	41,803,965

HEALTH CARE EQUIPMENT & SUPPLIES— 0.4%
Bausch & Lomb, Inc., Delayed Draw Term Loan, 7.01%, 4/24/15 (a)	480,000	345,600
Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/26/15 (e)	320,000	230,400
Bausch & Lomb, Inc., Parent Term Loan, 7.01%, 4/24/15 (a)	3,176,000	2,286,720
Biomet, Inc., Dollar Term Loan, 6.76%, 9/25/13 (a)	14,994,962	12,169,357
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 2.81% - 6.13%, 3/31/13 (a)	16,798,959	15,273,059
		30,305,136
HEALTH CARE PROVIDERS & SERVICES— 0.1%
HCA, Inc., Term Loan A, 5.76%, 11/16/12 (a)	4,945,521	3,897,688
HealthSouth Corp., Term Loan, 3/10/13 (e)	3,000,000	2,351,667
		6,249,355
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS— 0.1%
NRG Energy, Inc., Credit-Linked Deposit, 3.56%, 12/09/13 (a)	2,564,854	2,126,264
NRG Energy, Inc., Term Loan, 5.26%, 12/09/13 (a)	5,223,151	4,329,992
		6,456,256
MEDIA— 0.0% (d)
Catalina Marketing Corp., Term Loan, 6.76%, 10/01/14 (a)	2,992,443	1,937,607
National CineMedia LLC, Term Loan, 4.57%, 2/13/15 (a)	2,000,000	1,262,858
		3,200,465
MULTILINE RETAIL— 0.2%
Neiman-Marcus Group, Inc., Term Loan, 4.57%, 4/06/13 (a)	21,000,000	13,125,000

The accompanying notes are an integral part of these financial statements.

	Principal Amount	Value
TERM LOANS (continued)
PAPER & FOREST PRODUCTS— 0.3%
Georgia-Pacific Corp., Additional Term Loan B, 3.27% - 5.26%, 12/21/12 (a)	$4,771,510	$3,660,807
Georgia-Pacific Corp., Term Loan A, 3.52% - 5.51%, 12/20/11 (a)	2,902,515	2,525,188
Georgia-Pacific Corp., Term Loan B, 4.57% - 5.51%, 12/21/12 (a)	21,947,211	16,838,383
		23,024,378
Total Term Loans (Cost $283,710,242)		249,306,152

SHORT-TERM INVESTMENTS— 3.1%
CORPORATE BOND—0.0% (d)
HOUSEHOLD DURABLES—0.0% (d)
Lennar Corp.
7.63%, 3/01/09 (Cost $1,883,150)	1,900,000	1,843,000

MONEY MARKET FUND— 3.1%
Dreyfus Cash Management Fund- 1.85% (g) (Cost $262,517,015)	262,517,015	262,517,015
Total Short-Term Investments (Cost $264,400,165)		264,360,015

Total Investments— 90.5% (Cost $8,635,975,028) (j)		7,674,631,856
Other Assets less Liabilities— 9.5%		809,357,218
Net Assets—100.0%		$8,483,989,074

(a)          Floating rate securities. Rates disclosed are that which were in effect at November 30, 2008.

(b)         Security fair valued in accordance with procedures adopted by the Board of Directors. At November 30, 2008, the value of these securities amounted to $2,095,469,585 or 24.7% of net assets.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. At November 30, 2008, the value of these securities amounted to $2,107,333,146 or 24.8% of net assets.

(d)         Less than 0.1%.

(e)          Unfunded loan commitment. The Fund is obligated to fund this commitment at the borrower’s discretion. At November 30, 2008 the total principal amount and market value of the unfunded commitments totaled $51,930,505 and $37,830,331, respectively.

(f)            A portion of this security is held in a segregated account.

(g)         Represents annualized 7-day yield at November 30, 2008.

(h)         On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into a Conservationship.

(i)             Illiquid security.

(j)             Cost of investments for Federal income tax purposes is $8,635,975,028 and net unrealized appreciation (depreciation) consists of:

Aggregate gross unrealized appreciation	$109,656,894
Aggregate gross unrealized depreciation	(1,071,000,066)
Net unrealized depreciation	$(961,343,172)

The accompanying notes are an integral part of these financial statements.

At November 30, 2008, the Fund’s portfolio composition was as follows:

Percentage of Net Assets
Residential Mortgage-Backed Securities—Agency	31.4%
Auto Lease Backed Securities	24.7%
Commercial Mortgage-Backed Securities	18.5%
Residential Mortgage-Backed Securities	8.1%
Short-Term Investments	3.1%
Term Loans	3.0%
Corporate Bonds	1.4%
Credit Card Backed Securities	0.2%
Real Estate Investment Trusts	0.1%
Total Investments	90.5%
Other Assets less Liabilities	9.5%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Assets and Liabilities

November 30, 2008

Assets:
Investments in securities at value (cost $8,635,975,028)	$7,674,631,856
Receivables:
Investment securities sold	1,011,328,128
Interest	42,024,422
Dividends	541,203
Other assets	1,738,066
Total Assets	8,730,263,675

Liabilities:
Payables:
Investment securities purchased	52,578,536
Interest expense	897,507
Management fees	161,198
Accrued expenses	337,360
Floating rate notes (See Note 5)	192,300,000
Total Liabilities	246,274,601
Net Assets	$8,483,989,074

Net Assets Represents:
Paid-in capital	$8,986,931,463
Common shares ($1,000,000 par value per share)	5,000,000
Undistributed net investment income	383,085,908
Net realized gain on investments	70,314,875
Net unrealized depreciation on investments and unfunded loan commitments	(961,343,172)
Net Assets	$8,483,989,074

Common Shares Outstanding (10 Common Shares Authorized)	5
Net Asset Value, Per Common Share	$1,696,797,814.80

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Operations

For the Period January 1, 2008 through November 30, 2008

Investment Income:
Interest	$385,384,518
Dividends	5,294,199
Total Investment Income	390,678,717

Expenses:
Interest expense (See Notes 5 and 6)	4,123,855
Management fees	1,530,811
Administration, accounting, transfer agent and custody fees	897,888
Professional fees	678,445
Compliance service fees	127,353
Directors’ fees	60,000
Distribution fees	46,897
Miscellaneous	127,560
Total Expenses	7,592,809
Net Investment Income	383,085,908

Realized and Unrealized Gain (Loss):
Net realized gain on investments	70,314,875
Net change in unrealized depreciation on:
Investments	(954,897,214)
Unfunded loan commitments	(6,445,958)
Net change in unrealized depreciation	(961,343,172)
Net Realized and Unrealized Gain (Loss)	(891,028,297)

Net Decrease in Net Assets Resulting from Operations	$(507,942,389)

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Changes in Net Assets

For the Period January 1, 2008 through November 30, 2008

Operations:
Net investment income	383,085,908
Net realized gain on investments	70,314,875
Net change in unrealized depreciation on investments and unfunded loan commitments	(961,343,172)
Net decrease in net assets resulting from operations	(507,942,389)

Distribution To Shareholder:
Return of capital	(25,564)

Capital Transactions:
Contributed additional paid-in capital	8,800,000,000

Increase in net assets	8,292,032,047

Net Assets:
Beginning of period	191,957,027

End of period	$8,483,989,074
(Including undistributed net investment income of $383,085,908)

Common Share Transactions:
Common shares outstanding, beginning of period	5
Common shares sold	—
Common shares outstanding, end of period	5

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Cash Flows

For the Period January 1, 2008 through November 30, 2008

Cash Flows from Operating Activities
Net decrease in net assets resulting from operations	$(507,942,389)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(137,952,223,673)
Proceeds from sale of investment securities	129,600,677,374
Net realized gain on investments	(70,314,875)
Net change in unrealized depreciation on investments	954,897,214
Net change in unrealized depreciation on unfunded loan commitments	6,445,958
Net amortization/accretion of premiums and discounts on debt instruments	(22,120,653)
(Increases)/decreases in operating assets:
Receivable for investment securities sold	(1,011,328,128)
Interest receivable	(42,024,422)
Dividend receivable	(515,639)
Other assets	(1,738,066)
Receivable from affiliate	8,475
Increases/(decreases) in operating liabilities:
Payable for organization costs	(61,738)
Income taxes payable	(8,475)
Payable for investment securities purchased	52,578,536
Interest expense payable	897,507
Management fees payable	161,198
Accrued expenses	337,360
Net cash used in operating activities	(8,992,274,436)
Cash Flows from Financing Activities
Proceeds from additional paid-in capital contributions	8,800,000,000
Proceeds from floating rate notes issuance	192,300,000
Distribution paid to shareholder	(25,564)
Net cash provided by financing activities	8,992,274,436
Net decrease in cash	—

Cash
Beginning of period	—
End of period	$—

Supplemental disclosures of cash flow information
Cash paid during the year for interest	$2,358,265

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements

November 30, 2008

1.   Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares. In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statement of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2.   Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments — The securities and other assets of the Fund are generally valued at their fair value by using market valuations. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). These pricing services may use broker quotes or models that consider such bond characteristics as coupon rate, rating, issue type, prepayment speed and maturity, when pricing securities. When market quotations are not readily available including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Fair value estimates are made at a point in time, based on recent market data as well as the best information available about the portfolio securities. Fair value estimates for portfolio securities for which no or limited observable market data is available are based on judgments regarding the current economic environment, observable spreads of auto loan backed securities, collateral, credit, interest rate risks and other such factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2008

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of November 30, 2008, all investments in term loans were valued based on prices from such services.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS 157, “Fair Value Measurements”. FAS 157 establishes an authoritative framework for the measurement of fair value and enhances disclosures about fair value measurements. FAS 157 is effective for fair value measures already required or permitted by other standards for fiscal years beginning after November 15, 2007. There was no impact on the financial statements or the manner for which fair valued is determined as a result of the adoption of FAS 157. The Fund utilizes various inputs in determining the value of its investments. These inputs are summarized in three broad levels as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices:	$—	$—
Level 2 - Other Significant Observable Inputs:	5,579,162,271	—
Level 3 — Significant Unobservable Inputs:	2,095,469,585	—
Total	$7,674,631,856	—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of 1/01/08	$—
Purchases	2,485,638,620
Sales	—
Paydowns	(223,167,987)
Realized gain (loss)	—
Unrealized appreciation (depreciation)	(167,001,048)
Transfer in and/or out of Level 3	—
Balance as of 11/30/08	$2,095,469,585

Accounting for Investments and Investment Income - Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined by the use of the specific identified cost method. Discounts are accreted and premiums are amortized using effective interest method over the life of the respective securities and are included in interest income. Interest income is accrued daily. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally cease any additional interest income accrual and consider the realizability of interest accrued up to the date of default. Dividend income is recorded on the ex-dividend date.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2008

Loan Assignments, Participations and Commitments - The Fund invests in loan assignments and loan participations. Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion. The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded. Net unrealized depreciation on unfunded loan commitments is shown on the Statement of Operations. See Portfolio of Investments for Fund’s holdings in unfunded loan commitments.

Repurchase Agreements — A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Securities Traded on a To-Be-Announced Basis — The Fund may transact in To-Be-Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Federal Taxes — The Fund intends to elect to be treated as, and to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its earnings and realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2008

The Fund has adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Management’s determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Commencing with the Fund’s initial distribution, the Fund intends to make cash distributions of all or a portion of its income to common shareholders at the discretion of the Fund’s Directors at least annually. The Fund may pay capital gain distributions annually, if available.

3.              Investment Management Fee

Investment advisory services are provided to the Fund by the Investment Adviser, an indirect wholly-owned subsidiary of Wells Fargo, pursuant to an Investment Management Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement the Investment Adviser, subject to the oversight of the Fund’s Directors, is responsible for managing the Fund’s assets.

Pursuant to the Advisory Agreement, the Fund has agreed to pay the Investment Adviser a management fee for the services and facilities provided by the Investment Adviser, payable on a monthly basis, based on a fund-level fee, as described below. For the period February 14, 2008 through November 30, 2008, the Investment Adviser earned fees from the Fund in the amount of $1,530,811.

Average Daily Value of Assets Under Management	Fee Rate

Up to $1 billion	0.05%
$1 billion to $3 billion	0.03%
$3 billion to $6 billion	0.02%
$6 billion and over	0.01%

4.              Other Service Providers

The Bank of New York Mellon (formerly known as The Bank of New York) (“BNY/Mellon”) and related entities provide administration, accounting, custody, transfer agency and other services to the Fund. The Fund pays BNY/Mellon a bundled fee payable monthly in arrears at the annual rate equal to 0.0125% of the Fund’s net assets.

Foreside Distribution Services, L.P. Fund Services, LLC (the “Distributor”) provides distribution services to the Fund. The Distributor is not affiliated with the Investment Adviser or BNY/Mellon, or its affiliated companies.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2008

Foreside Compliance Services, LLC (“FCS”) and Foreside Management Services, LLC (“FMS”), both affiliates of the Distributor, provide the Fund with a Chief Compliance Officer and a Principal Financial Officer/Treasurer, respectively. Neither the Distributor, FCS nor FMS have a role in determining the investment policies or which securities are to be purchased or sold by the Fund. Certain officers or employees of FMS are also officers of the Fund.

5.              Issuance of Floating Rate Notes

The Fund has received authorization from the Fund’s Directors to offer, issue and sell $450,000,000 aggregate principal amount of Floating Rate Notes due 2009. On July 31, 2008, notes with a principal amount of $192,300,000 were issued with a maturity date of July 31, 2009. The outstanding principal balance of the Notes bears interest at a rate based on the U.S. dollar three-month LIBOR for the payment period, plus 2.00% per annum. At November 30, 2008, the rate in effect for the Notes was 5.42%. During the period ended November 30, 2008, the Fund incurred interest expense of $3,255,772 and paid interest expense of $2,358,265.

6.              Placement Agency Agreement

The Fund has entered into a placement agency agreement with Barclays Bank PLC in connection with the offering, issue and sale privately of up to U.S. $250,000,000 aggregate principal amount of the Fund’s Floating Rate Notes (“Notes”) due 2009 (See Note 5). Subsequent to this placement agency agreement, the Fund has paid Barclays Bank PLC $2,500,000. This amount has been capitalized and is being amortized through maturity of the Notes on July 31, 2009 and is classified within interest expense on the Statement of Operations. Unamortized amount is included on the Statement of Assets and Liabilities under other assets.

7.              Federal Income Tax

At November 30, 2008, the components of accumulated earnings/loss on tax-basis were as follows:

Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Net Unrealized Depreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
$453,400,783	$—	$(961,343,172)	$109,656,894	$(1,071,000,066)	$(507,942,389)

At November 30, 2008, the cost of investments for Federal income tax purposes was $8,635,975,028.

Distributions to Shareholders

The distribution of $25,564 paid during the period January 1, 2008 through November 30, 2008 was characterized as a return of capital.

In order to present net assets that more closely represent their tax character, the following reclassifications have been made for the period ended November 30, 2008 primarily due to prior year accumulated losses:

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2008

Undistributed Net Investment Income (Loss)	Paid in Capital
$36,174	$(36,174)

8.              Security Transactions

The cost of purchases and proceeds from sales of securities for the period January 1, 2008 through November 30, 2008, excluding U.S. Government and short-term investments, were $6,175,414,862 and $374,129,415, respectively. Purchases and sales of U.S. Government securities during this period aggregated $7,836,828,773 and $5,347,276,191, respectively.

9.              Capital Stock

Capital share transactions for the period ended November 30, 2008 were as follows:

Shares	Par Value of Shares	Capital Paid in Excess of Par Value
0	$0	$8,800,000,000

10.            Accounting Pronouncements

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

In September 2008, FASB issued FASB Staff Position (“FSP”) No. FAS 133-1 and FASB Interpretation Number (“FIN”) 45-4 (“FSP 133-1”), Disclosure about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness to Others, to require an additional disclosure about the current status of the payment/performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. For the period from January 1, 2008 through November 30, 2008 the Fund did not invest

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2008

in credit derivatives. Therefore there is no impact to the financial statements and no additional disclosures required under FSP 133-1 and FIN 45-4.

11.                 Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote. The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

Recent events have increased volatility in the values of many securities held in the Fund’s portfolio. For example, the U.S. Government placed Fannie Mae and Freddie Mac into conservatorship; Lehman filed for protection under the bankruptcy laws; Bank of America acquired Merrill Lynch; Wells Fargo has purchased Wachovia; and Citigroup and Morgan Stanley have combined their retail brokerage units. The Portfolio of Investments dated November 30, 2008 includes securities of some of these issuers and others that have been affected by recent market events. To the extent that the Fund continues to own these securities, the value of these securities may be subject to increased volatility.

12.                 Subsequent Event

On December 16, 2008, the Fund declared a dividend from net investment income of $86,673,289.60 per share to shareholders of record as of December 30, 2008, payable on January 28, 2009. On December 16, 2008, the Fund also declared a distribution from short-term capital gains of $14,062,975 per share to shareholders of record as of December 30, 2008, also payable on January 28, 2009.

The Thirty-Eight Hundred Fund, LLC

Financial Higlights

These financial highlights reflect selected data for a common share outstanding throughout the period.

For the Period January 1, 2008 through November 30, 2008
Net Asset Value, beginning of period	38,391,405.40

Income from Investment Operations :
Net investment income*	76,617,181.60
Net realized and unrealized gain (loss) on investments	(178,205,659.40)
Total from investment operations	(101,588,477.80)

Distribution paid to shareholder:
Return of capital	(5,112.80)

Effect of contributed additional paid-in capital	1,760,000,000.00

Net Asset Value, end of period	1,696,797,814.80

Net assets, end of period (000’s omitted)	8,483,989

Ratio of net investment income to average net assets+	5.61%

Ratio of expenses to average net assets+	0.11%

Total Return++	(264.63)%
Internal Rate of Return+++	(7.48)%

Portfolio Turnover Rate++++	75%

*                                          Calculated based on average shares outstanding during the period.

+                                         Ratios are calculated for the period February 14, 2008 (commencement of investment operations) to November 30, 2008. Ratios are annualized.

++                                Total Return is not annualized and is calculated for the period February 14, 2008 (commencement of investment operations) through November 30, 2008. The Fund’s total return calculation excludes the effect of the additional paid-in capital contributions from the Fund’s ending net asset value per share.

 +++                        The Internal Rate of Return (“IRR”) is computed based on the actual dates of the cash inflows (capital contributions), outflows (cash distributions) and the ending net assets at the end of period. The IRR for the period February 14, 2008 — November 30, 2008 was (7.48)%.

++++                    Not annualized (calculated from February 14, 2008 to November 30, 2008).

The accompanying notes are an integral part of these financial statements.

KPMG LLP 345 Park Avenue New York, NY 10154

Report of Independent Registered Public Accounting Firm

The Shareholder and Board of Directors of
The Thirty-Eight Hundred Fund, LLC:

We have audited the accompanying statement of assets and liabilities of The Thirty-Eight Hundred Fund, LLC (the “Fund”), including the portfolio of investments, as of November 30, 2008, and the related statements of operations, changes in net assets, cash flows and the financial highlights for the period from January 1, 2008 to November 30, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Thirty-Eight Hundred Fund, LLC as of November 30, 2008, the results of its operations, the changes in its net assets, its cash flows, and the financial highlights for the period from January 1, 2008 to November 30, 2008, in conformity with U.S. generally accepted accounting principles.

New York, New York

January 29, 2009

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative.

The Thirty-Eight Hundred Fund, LLC

Directors and Officers of the Fund (unaudited)

Name, Address and Year Born	Position With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen by Director	Other Directorships/ Trusteeships Held
INTERESTED DIRECTORS/OFFICERS

Joseph R. York (1) 3800 Howard Huges Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1970	Director, Chief Executive Officer, Principal Executive Officer, President and Chairman of the Board	Since February 2008 (2)	Portfolio Manager of the Investment Adviser since February 2008; Managing Director of Wells Fargo’s Investment Portfolio Group since April 2003; Director and Officer of several Wells Fargo subsidiaries, including the Feeder Fund.	1	N/A

Garth H. Wahlberg (1) 3800 Howard Huges Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1956	Director, Senior Vice President and Secretary	Since February 2008(2)	Portfolio Manager of the Investment Adviser since February 2008; Senior Portfolio Manager of Wells Fargo’s Investment Portfolio Group since November 1999; Director and Officer of several Wells Fargo subsidiaries, including the Feeder Fund.	1	N/A

Abhinav Shah (1) 5 The North Colonnade Canary Wharf London E14 4BB Year Born: 1974	Director	Since February 2008	Director, Barclays Capital (investment bank) since 2004; Director, Société Générale (financial services firm) 2001-2004. Barclays Capital is an division of Barclays, the anticipated placement agent for the Notes.	1	N/A

Simon D. Collier Three Canal Plaza Suite 100 Portland, ME 04101 Year Born: 1961	Treasurer and Principal Financial Officer	Since February 2008	Partner, Foreside Financial Group LLC, April 2005 to present (Managing Partner from April 2005 to May 2008); President and Founder, Sondent Group, LLC (financial services consulting company), May 2008 to present;	1	N/A

Name, Address and Year Born	Position With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen by Director	Other Directorships/ Trusteeships Held

Chief Operating Officer and Managing Director, Global Fund Services, Citigroup, 2003 to 2005. Mr. Collier serves as an officer to other unaffiliated mutual funds or closed-end funds for which the Distributor or its affiliates, act as distributor or provider of other services.

Peter R. Guarino 9 Terison Drive Suite 100 Falmouth, ME 04105 Year Born: 1958	Chief Compliance Officer	Since February 2008	President of IM Compliance LLC, since October 2008, Managing Director of Foreside Compliance Services, LLC from 2004 to October 2008 and an Independent Compliance Consultant from 2002 to 2004.	1	N/A

INDEPENDENT DIRECTORS

Gail A. Hanson 3800 Howard Huges Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1942	Director	Since February 2008	Retired; prior thereto, Counsel and Vice President — Regulatory Administration, PFPC Inc. (provider of processing, technology and business solutions for the global investment industry)	1	N/A

Karl-Otto Hartmann 3800 Howard Huges Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1955	Director	Since February 2008	Vice Presidint of Operations of East Hill Holding Company, LLC and its operating subsidiaries, East Hill Management LLC and East Hill Advisors LLC (investment advisers) since 2007; Founder and Chief Executive Officer, IntelliMagic® LLC (consulting services) since 2005; prior thereto, Senior	1	Trustee and audit committee chair, FocusShares Trust (exchange-traded funds)

Name, Address and Year Born	Position With Fund	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds Overseen by Director	Other Directorships/ Trusteeships Held
Vice President, General Counsel and Director, J.P. Morgan Investor Services

(1)                                      Messrs. York and Wahlberg are each an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act as a result of their affiliation with the Investment Adviser and Wells Fargo and other Wells Fargo-related entities. Mr. Shah is an interested person of the Fund as a result of his affiliation with Barclays and other Barclays-related entities.

(2)                                      Mr. Wahlberg served as Chief Financial Officer, Senior Vice President and Secretary of the Fund’s predecessor entity since April 2003. Mr. York served as President and Chief Executive Officer of the Fund’s predecessor entity since February 2006.

The Fund’s statement of additional information includes additional information about the Fund’s directors, and is available upon request by calling the Fund collect at (702) 791-6346.

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited)

November 30, 2008

Proxy Voting Policies, Procedures and Records

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (702) 791-6346 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. The Fund’s proxy voting records for the period ended June 30 is available, without charge and upon request, by calling (702) 791-6346 and on the SEC website at www.sec.gov.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available without charge and upon request on the SEC’s website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Clarification of Fundamental Policies

The Fund has a fundamental investment restriction related to industry concentration (the “Industry Concentration Policy”). Under the Industry Concentration Policy, the Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, investments in securities of other investment companies or investments in repurchase agreements.

On October 31, 2008, the Directors of the Fund approved an interpretation of the phrase “issuers conducting their principal business activity in the same industry” for purposes of applying the Industry Concentration Policy to investments in asset-backed securities. The Fund classifies issuers of asset-backed securities as “issuers conducting their principal business activity in the same industry” if those issuers hold underlying collateral of the same type of asset.

Item 2. Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).  A copy of the Code of Ethics is available without charge by submitting a written request to:

3800 Howard Hughes Pkwy, Suite 900

Las Vegas, NV 89169

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Directors has determined that Karl-Otto Hartmann is qualified to serve as an Audit Committee Financial Expert serving on its Committee and is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees for the Registrant’s fiscal year ended November 30, 2008 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements and for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $100,000.

(b)   Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal year ended November 30, 2008 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0.

(c)   Tax Fees.  The aggregate fees billed for the Registrant’s fiscal year ended November 30, 2008 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were approximately $0.

(d)    All Other Fees.  All other aggregate fees billed for the Registrant’s fiscal year ended November 30, 2008 were $0.

(e)(1)  Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenues paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenue paid to the principal accountants by the registrant for all services and by the registrant’s investment adviser for services where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

(e)(2)  None of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  No fees were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 Regulation S-X.

(f)       Not Applicable.

(g)     For the fiscal period commencing with the Fund’s registration as an investment company on December 28, 2007 and ending November 30, 2008, the Fund’s auditor did not render non-audit services to the Registrant, or to the Registrant’s Investment Adviser or any entity controlling, controlled by or under common control with the adviser.

(h)     For the fiscal period commencing with the Fund’s registration as an investment company on December 28, 2007 and ending November 30, 2008, the auditor did not provide non-audit services to the Fund’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser.  No further disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

(a)     The Registrant is not a listed company within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.  No disclosures are required by this Item 5(a).

(b)    Not Applicable.

Item 6. Investments

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors (the “Board”) has delegated the voting of proxies relating to the Fund’s portfolio holdings to Wells Capital Management Incorporated (the “Investment Adviser”) pursuant to the Investment Adviser’s Proxy Voting Policies and Procedures. The Investment Adviser exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with the governance laws and investment policies of the Fund. While portfolio holdings are not purchased to exercise control or to seek to effect corporate change through share ownership, the Investment Adviser supports sound corporate governance practices within companies in which they invest.

Because the Fund invests primarily in discounted and interest-bearing, fixed income securities, it would be a rare event for the Fund to receive a proxy from an issuer. However, in such an event, the Investment Adviser would utilize an independent third-party (the “Third Party”), currently RiskMetrics Group (formerly called Institutional Shareholders Services), for voting proxies and proxy voting analysis and research. The Third-Party votes proxies in accordance with the Investment Adviser’s Proxy Guidelines established by the Board. To fulfill its fiduciary duties with respect to proxy voting, the Investment Adviser has designated an officer to administer and oversee the proxy voting process and to monitor the Third-Party to ensure its compliance with the Proxy Guidelines. The Investment Adviser believes that, in most instances, material conflicts of interest can be minimized through a strict and objective application by the Third-Party of the Proxy Guidelines. In cases where the Investment Adviser is aware of a material conflict of interest regarding a matter that would otherwise require its vote, it will defer to the Third-Party as to how to vote on such matter in accordance with the voting guidelines of the Third-Party. In addition, the Investment Adviser will seek to avoid any undue influence as a result of any material conflict of interest that may exist between the interests of a client and the Investment Adviser and any of its affiliates. To that end, for any Wells Fargo Bank, N.A. proxy, shares will be voted as directed by an independent fiduciary engaged by Wells Fargo.

No later than August 31 of each year, information regarding how the Investment Adviser, on behalf of the Fund, voted proxies relating to the Fund’s portfolio securities for the 12 months ended the preceding June 30 will be available without charge by calling 1-800-736-2316 or on the SEC’s website at www.sec.gov. A copy of the Investment Adviser’s Proxy Voting Policies and Procedures also is available without charge by calling 1-800-736-2316.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of filing of this Report on Form N-CSR, Messrs. Joseph R. York, Garth H. Wahlberg, David D. Sylvester and Laurie White are primarily responsible for the management of the Registrant’s portfolio.

Joseph R. York is a director and officer of the Fund and has been a portfolio manager at the Investment Adviser since February 2008. Mr. York has over ten years experience in the U.S. fixed income and derivative markets, holding various positions with Wells Fargo and its affiliates. Currently, he is a Managing Director in Wells Fargo’s Investment Portfolio Group and manages a team of investment professionals based in Las Vegas, NV. He has day to day trading responsibility for fixed income portfolios aggregating in excess of $30 billion. He is also a director and officer of several Wells Fargo subsidiaries, including Sagebrush Asset Management, Inc. and the Feeder Fund. He has a bachelor’s degree in finance from the University of Southern California and Master’s degree in finance from Washington University’s Olin School.

Garth H. Wahlberg is a director and officer of the Fund and has been a portfolio manager at the Investment Adviser since February 2008. Mr. Wahlberg is a Senior Portfolio Manager in Wells Fargo’s Investment Portfolio Group based in Las Vegas, NV. He is part of a team of investment professionals with day to day trading responsibility for fixed income portfolios aggregating in excess of $30 billion. He is also a director and officer of several Wells Fargo subsidiaries, including Sagebrush Asset Management, Inc. and the Feeder Fund. Over the past 29 years, he has held various positions with Wells Fargo and its affiliates as a fixed income trader and portfolio manager. He graduated from California State University – San Diego with a bachelor’s degree in finance.

David D. Sylvester is an Executive Vice President and portfolio manager at the Investment Adviser. He has over 27 years of investment experience, and currently co-manages Wells Capital Management’s liquidity management team. In this role, he specializes in managing short duration fixed income assets. Mr. Sylvester started his career as a fixed income manager at the National Bank of Detroit. In 1979 he joined Norwest Corporation, which merged with Wells Fargo, as a fixed income portfolio manager and trader and later became manager of the fixed income institutional group. Mr. Sylvester began to specialize in short-term investments in 1987. He attended the University of Detroit, Mercy, is a member of the Treasury Management Association, and is a frequent speaker at national conferences related to short duration asset management.

Laurie White is a Managing Director at the Investment Adviser, where she is responsible for managing all money market funds. She has experience in managing a wide variety of assets in mutual funds, private accounts and collective trust funds. Before joining Norwest Investment Management, which combined its investment advisory practice with Wells Capital Management in 1999, she was a portfolio manager for Richfield Bank & Trust, Co., Richfield, MN. Earlier, Laurie was an investment analyst for trust investments at Bull HN Information Systems, Minneapolis, MN, managing pension assets. She earned her bachelor’s degree from Carleton College, Northfield, MN and her master’s degree from the University of Minnesota, Twin Cities.

The following table indicates the type of, number of, and total assets in accounts managed by the Fund’s portfolio managers, not including the Fund. The accounts described below include accounts that a portfolio manager manages in a professional capacity as well as accounts that a portfolio manager may manage in a personal capacity, if any, which are included under “Other Accounts.” Information is shown as of November 30, 2008. Asset amounts are approximate and have been rounded. None of the accounts have an advisory fee based on the performance of the account.

	Registered Investment
	Companies (excluding		Other Pooled
	the Fund)		Investment Vehicles		Other Accounts
	Number of	Total Assets in	Number of	Total Assets in	Number of	Total Assets in
Portfolio Manager	Accounts	the Accounts	Accounts	the Accounts	Accounts	the Accounts
David D. Sylvester	13	$131.5 billion	6	$12.1 billion	—	—
Laurie White	13	$131.5 billion	6	$12.1 billion	—	—

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts. Information is shown as of November 30, 2008. Asset amounts are approximate and have been rounded.

	Registered Investment
	Companies (excluding		Other Pooled
	the Fund)		Investment Vehicles		Other Accounts
	Number of	Total Assets in	Number of	Total Assets in	Number of	Total Assets in
Portfolio Manager	Accounts	the Accounts	Accounts	the Accounts	Accounts	the Accounts
Joseph R. York	—	—	—	—	62	$108.1billion
Garth H. Wahlberg	—	—	—	—	62	$108.1billion

POTENTIAL CONFLICTS OF INTEREST

The portfolio managers face inherent conflicts of interest in their day-to-day management of the Fund and other accounts because the Fund may have a different investment objective, strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Fund, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for the Fund. Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Fund. The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interests, the Investment Adviser has adopted and implemented policies and procedures that it believes addresses the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, the Investment Adviser has adopted a code of ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address potential conflicts associated with managing the Fund and any personal accounts the portfolio manager may maintain.

FUND’S PORTFOLIO MANAGERS COMPENSATION

The portfolio managers are compensated by the Investment Adviser with a fixed cash salary, pension and retirement plan. The portfolio managers receive incentive bonuses and/or stock options based in part on pre-tax annual and historical portfolio performance. Bonus allocations depend on fund performance, individual job objectives and overall profitability of the business. Portfolio performance is measured against the 1-month LIBOR rate. Bonuses also are based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts also are evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation is directly linked to the value added to the clients’ portfolios as measured by the benchmark noted above. Long-term investment professionals with proven success also may participate in a revenue sharing program that is tied to the success of their respective investment portfolios. Mr. York and Mr. Wahlberg also receive compensation from Wells Fargo and other Wells Fargo-related entities.

OWNERSHIP OF SECURITIES OF THE REGISTRANT

As of November 30, 2008, no portfolio manager directly or indirectly beneficially owned Common Shares.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2)       Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(a)under the Act, and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3)       Not applicable.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(b) under the Act, and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	February 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Chief Executive Officer

Date:	February 6, 2009

By:	/s/ Simon D. Collier

Name:	Simon D. Collier

Title:	Principal Financial Officer

Date:	February 6, 2009